Deferred Charges, Net (Predecessor) (Details) (USD $)		9 Months Ended		4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Financing costs	Mar. 31, 2014 Drydocking costs	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Jul. 28, 2013 Predecessor Financing costs	Mar. 31, 2013 Predecessor Financing costs	Jul. 28, 2013 Predecessor Drydocking costs	Mar. 31, 2013 Predecessor Drydocking costs
Movement in deferred charges, net
Balance at the beginning of the period	$ 2,555,674			$ 1,211,863	$ 1,613,120	$ 262,355	$ 310,662	$ 949,508	$ 1,302,458
Amortization		(800,807)	(65,103)	(131,475)	(401,257)	(15,437)	(48,307)	(116,038)	(352,950)
Balance at the end of the period	$ 2,555,674	$ 716,040	$ 535,291	$ 1,080,388	$ 1,211,863	$ 246,918	$ 262,355	$ 833,470	$ 949,508